[LETTERHEAD OF PAUL HASTINGS LLP]

1(212) 318-6097

billbelitsky@paulhastings.com

July 11, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             Morgan Stanley Global Investment Solutions – Contrarian Candidates Portfolio, Series 1 (the “Trust”)
(File No. 333-195602)

Ladies and Gentlemen:

On behalf of Morgan Stanley Smith Barney LLC., Depositor of the Trust, we hereby transmit for filing under the Securities Act of 1933 a copy of Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 (“Pre-Effective Amendment No. 2”) which has been blacklined to reflect changes from Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed with the Securities and Exchange Commission (the “Commission”) on June 12, 2014 (accession number 0001104659-14-045693).

It is currently anticipated that a pricing amendment of the Trust’s Registration Statement on Form S-6, which the Depositor will request the Commission to declare effective, will be filed on the evening of July 21, 2014, requesting effectiveness of the Trust on July 22, 2014.

Please telephone the undersigned at (212) 318-6097, or Gary Rawitz at (212) 318-6877 with any questions you may have or for any further information you may desire.

Very truly yours,

/s/ BILL BELITSKY

Bill Belitsky
for PAUL HASTINGS LLP